Revolving Lines of Credit	9 Months Ended
Mar. 31, 2012
Revolving Lines of Credit
Revolving Lines of Credit

8. Revolving Lines of Credit

        On April 18, 2012, we entered into a Ninth Amendment ("Ninth Amendment") to the Amended and Restated Loan and Security Agreement ("Loan Agreement") with Comerica Bank (the "Bank"). The Ninth Amendment revises the terms of the Loan Agreement.

        The Ninth Amendment revises the financial covenant requiring us to maintain earnings before interest, taxes, depreciation and amortization ("EBITDA") not less than specified amounts, which are measured on a trailing three month basis, for the applicable periods as follows:

Measuring Period Ending	Minimum Trailing Three (3) Month EBITDA
4/30/2012	$200,000
5/31/2012 through 11/30/2012	$50,000
12/31/2012 and thereafter	$250,000

        The Amendment increased our revolving line of credit ("Revolving Line") from $2,500,000 to $3,500,000. The amount available under the Revolving Line is limited by a borrowing base, which is 80% of the amount of the aggregate of our accounts receivable, less certain exclusions. The Amendment adds to the borrowing base certain eligible foreign accounts receivable up to a limit of $350,000.

        The Amendment also extends the maturity of the Revolving Line and our second revolving line of credit of $2,500,000 ("Non-Formula Line," and together with the Revolving Line, the "Revolving Lines"). The Revolving Lines mature on April 30, 2013.

        Advances under the Revolving Lines will accrue interest at a variable rate calculated as the Bank's prime rate plus a margin of 2.5% for the Revolving Line and the Bank's prime rate plus a margin of 0.5% for the Non-Formula Line. Interest is payable monthly, and principal is payable upon maturity.

        As previously disclosed, repayment of the Revolving Lines are secured by a security interest in substantially all of our assets. In addition, Mr. William T. Comfort, III, our Chairman of the Board, guarantees our repayment of indebtedness under the Revolving Lines by a limited guaranty ("Guaranty"). In connection with the Amendment, Mr. Comfort entered into an Amendment to and Affirmation of Secured Guaranty Documents ("Affirmation of Guaranty") to consent to the entry by us into the Amendment, affirm that the Guaranty will remain effective and to amend the limits of his liability under the Guaranty. Mr. Comfort's liability under the Guaranty was amended to be limited to $2,500,000 with respect to advances made under the Non-Formula Line. Mr. Comfort also executed an Affirmation of Subordination Agreement to consent to the entry by us into the Amendment and to affirm that the Subordination Agreement between the Bank, Lyris and Mr. Comfort will remain effective.

        We were in compliance with all of our covenants for all applicable measurement periods in the third quarter of fiscal 2012. Our outstanding borrowings totaled $4.7 million with $0.1 million in available credit remaining as of March 31, 2012, an increase in outstanding borrowings of $0.1 million since December 31, 2011.